Equity-Based Compensation - Summary of Unvested Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, Issued	$ 12.67	$ 0.18	$ 27.17	$ 0.21
2020 Plan Early Exercise
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning as of December 31, 2022	3,823	1,134	1,134
Issued	30,947		6,057
Vested	(37)		(794)
Repurchased	(2,655)		(2,574)
Ending balance of September 30, 2023	32,078		3,823	1,134
Beginning as of December 31, 2022	$ 0	$ 0	$ 0
Weighted average exercise price, Issued	1.19		7.48
Weighted average exercise price, Vested	0		7.17
Weighted average exercise price, Repurchased	$ 0		$ 0
Beginning Balance, Repurchase liability	$ 306	$ 88	$ 88
Repurchase liability, Issued	0		0
Repurchase liability, Vested	0		0
Repurchase liability, Repurchased	0		0
Ending Balance, Repurchase liability	$ 52		$ 306	$ 88